Property and Equipment Depreciation Expense (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment Depreciation Expense:
Depreciation expense	$ 7,849	$ 13,170	$ 28,423	$ 0